Schedule of Future Debt Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 5,379	$ 5,291
2025
2026
Total	$ 5,379	$ 5,291	$ 11,444